Consolidating Condensed Financial Information - Balance Sheet (Details) - USD ($) $ in Thousands	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014	Apr. 28, 2013	Mar. 31, 2013	Aug. 07, 2012
Consolidating condensed financial statements
Current assets	$ 112,895	$ 119,672
Property and equipment, net	810,450	806,365
Other assets	270,879	288,298
Total assets	1,194,224	1,214,335
Current liabilities	137,547	133,611
Long-term debt, less current maturities and net deferred financing costs	911,688	979,285
Other accrued liabilities	69,371	77,977
Stockholders' equity	75,618	23,462	$ 19,384	$ 142,410
Total liabilities and stockholders' equity	1,194,224	1,214,335
Reportable Legal Entities | Isle of Capri Casinos, Inc. (Parent Obligor)
Consolidating condensed financial statements
Current assets	10,575	14,582
Intercompany receivables	424,693	433,527
Investments in subsidiaries	586,569	573,258
Property and equipment, net	3,650	4,844
Other assets	4,205	18,790
Total assets	1,029,692	1,045,001
Current liabilities	35,862	36,304
Long-term debt, less current maturities and net deferred financing costs	911,688	979,223
Other accrued liabilities	6,524	6,012
Stockholders' equity	75,618	23,462
Total liabilities and stockholders' equity	1,029,692	1,045,001
Reportable Legal Entities | Guarantor Subsidiaries
Consolidating condensed financial statements
Current assets	76,646	79,118
Investments in subsidiaries	3,358	3,358
Property and equipment, net	782,636	773,625
Other assets	258,204	256,588
Total assets	1,120,844	1,112,689
Current liabilities	77,128	71,723
Intercompany payables	371,104	425,267
Other accrued liabilities	74,267	73,982
Stockholders' equity	598,345	541,717
Total liabilities and stockholders' equity	1,120,844	1,112,689
Reportable Legal Entities | Non-Guarantor Subsidiaries
Consolidating condensed financial statements
Current assets	25,804	26,157
Property and equipment, net	24,164	27,896
Other assets	26,974	22,123
Total assets	76,942	76,176
Current liabilities	24,687	25,769
Intercompany payables	53,589	8,260
Long-term debt, less current maturities and net deferred financing costs		62
Other accrued liabilities	7,084	7,186
Stockholders' equity	(8,418)	34,899
Total liabilities and stockholders' equity	76,942	76,176
Consolidating and Eliminating Entries
Consolidating condensed financial statements
Current assets	(130)	(185)
Intercompany receivables	(424,693)	(433,527)
Investments in subsidiaries	(589,927)	(576,616)
Other assets	(18,504)	(9,203)
Total assets	(1,033,254)	(1,019,531)
Current liabilities	(130)	(185)
Intercompany payables	(424,693)	(433,527)
Other accrued liabilities	(18,504)	(9,203)
Stockholders' equity	(589,927)	(576,616)
Total liabilities and stockholders' equity	$ (1,033,254)	$ (1,019,531)
5.875% Senior Notes, interest payable semi-annually March 15 and September 15
Consolidating condensed financial statements
Interest rate (as a percent)	5.875%	5.875%			5.875%
8.875% Senior Subordinated Notes, interest payable semi-annually June 15 and December 15
Consolidating condensed financial statements
Interest rate (as a percent)	8.875%					8.875%